FINANCIAL STATEMENTS OF
PRUCO LIFE SINGLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	PSF PGIM Government Money Market Portfolio (Class I)	PSF PGIM Total Return Bond Portfolio (Class I)	PSF PGIM Jennison Blend Portfolio (Class I)	PSF PGIM Flexible Managed Portfolio (Class I)	PSF PGIM 50/50 Balanced Portfolio (Class I)
ASSETS
Investment in the portfolios, at fair value	$2,052	$381,539	$2,197,017	$1,166,030	$796,968
Net Assets	$2,052	$381,539	$2,197,017	$1,166,030	$796,968

NET ASSETS, representing:
Accumulation units	$2,052	$381,539	$2,197,017	$1,166,030	$796,968
	$2,052	$381,539	$2,197,017	$1,166,030	$796,968

Units outstanding	927	56,891	59,544	67,978	64,508

Portfolio shares held	205	24,011	15,073	20,090	16,091
Portfolio net asset value per share	$10.00	$15.89	$145.76	$58.04	$49.53
Investment in portfolio shares, at cost	$2,053	$290,942	$526,658	$346,064	$256,217

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	PSF PGIM Government Money Market Portfolio (Class I)	PSF PGIM Total Return Bond Portfolio (Class I)	PSF PGIM Jennison Blend Portfolio (Class I)	PSF PGIM Flexible Managed Portfolio (Class I)	PSF PGIM 50/50 Balanced Portfolio (Class I)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

INVESTMENT INCOME
Dividend income	$80	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	26	4,266	26,151	13,506	9,356
Reimbursement for excess expenses	—	(91)	(1,329)	(2,407)	(1,333)
NET EXPENSES	26	4,175	24,822	11,099	8,023

NET INVESTMENT INCOME (LOSS)	54	(4,175)	(24,822)	(11,099)	(8,023)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	958	228,842	21,215	16,330
Net change in unrealized appreciation (depreciation) on investments	—	24,699	172,221	115,127	70,831
NET GAIN (LOSS) ON INVESTMENTS	—	25,657	401,063	136,342	87,161

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$54	$21,482	$376,241	$125,243	$79,138

The accompanying notes are an integral part of these financial statements.
A1

FINANCIAL STATEMENTS OF
PRUCO LIFE SINGLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	PSF PGIM Jennison Value Portfolio (Class I)	PSF PGIM High Yield Bond Portfolio (Class I)	PSF Natural Resources Portfolio (Class I)**	PSF Stock Index Portfolio (Class I)	PSF Global Portfolio (Class I)
ASSETS
Investment in the portfolios, at fair value	$240,826	$59,491	$—	$220,055	$223,983
Net Assets	$240,826	$59,491	$—	$220,055	$223,983

NET ASSETS, representing:
Accumulation units	$240,826	$59,491	$—	$220,055	$223,983
	$240,826	$59,491	$—	$220,055	$223,983

Units outstanding	10,068	7,274	—	7,532	18,807

Portfolio shares held	3,370	7,598	—	1,299	2,889
Portfolio net asset value per share	$71.47	$7.83	$—	$169.44	$77.54
Investment in portfolio shares, at cost	$85,427	$39,973	$—	$52,212	$69,199

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	PSF PGIM Jennison Value Portfolio (Class I)	PSF PGIM High Yield Bond Portfolio (Class I)	PSF Natural Resources Portfolio (Class I)	PSF Stock Index Portfolio (Class I)	PSF Global Portfolio (Class I)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	4/11/2025**	12/31/2025	12/31/2025

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	2,732	714	826	2,488	2,548
Reimbursement for excess expenses	—	—	—	—	—
NET EXPENSES	2,732	714	826	2,488	2,548

NET INVESTMENT INCOME (LOSS)	(2,732)	(714)	(826)	(2,488)	(2,548)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,662	213	54,691	1,834	4,009
Net change in unrealized appreciation (depreciation) on investments	33,264	4,679	(68,940)	31,181	37,231
NET GAIN (LOSS) ON INVESTMENTS	34,926	4,892	(14,249)	33,015	41,240

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$32,194	$4,178	$(15,075)	$30,527	$38,692
**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.
The accompanying notes are an integral part of these financial statements.
A2

FINANCIAL STATEMENTS OF
PRUCO LIFE SINGLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	PSF PGIM Government Income Portfolio (Class I)**	PSF PGIM Jennison Growth Portfolio (Class I)	PSF Small-Cap Stock Index Portfolio (Class I)	AST Cohen & Steers Realty Portfolio**	AST Large-Cap Equity Portfolio
ASSETS
Investment in the portfolios, at fair value	$—	$106,969	$15,424	$—	$50,082
Net Assets	$—	$106,969	$15,424	$—	$50,082

NET ASSETS, representing:
Accumulation units	$—	$106,969	$15,424	$—	$50,082
	$—	$106,969	$15,424	$—	$50,082

Units outstanding	—	5,302	1,176	—	4,589

Portfolio shares held	—	505	231	—	1,119
Portfolio net asset value per share	$—	$211.86	$66.88	$—	$44.77
Investment in portfolio shares, at cost	$—	$14,102	$5,778	$—	$45,238

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	PSF PGIM Government Income Portfolio (Class I)	PSF PGIM Jennison Growth Portfolio (Class I)	PSF Small-Cap Stock Index Portfolio (Class I)	AST Cohen & Steers Realty Portfolio	AST Large-Cap Equity Portfolio
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/24/2025*
	to	to	to	to	to
	4/25/2025**	12/31/2025	12/31/2025	01/24/2025**	12/31/2025

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	346	3,545	180	37	537
Reimbursement for excess expenses	—	—	—	—	—
NET EXPENSES	346	3,545	180	37	537

NET INVESTMENT INCOME (LOSS)	(346)	(3,545)	(180)	(37)	(537)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	10,442	256,503	107	1,489	8
Net change in unrealized appreciation (depreciation) on investments	(7,801)	(211,220)	719	(729)	4,844
NET GAIN (LOSS) ON INVESTMENTS	2,641	45,283	826	760	4,852

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$2,295	$41,738	$646	$723	$4,315
*Date subaccount became available for investment.
**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.
The accompanying notes are an integral part of these financial statements.
A3

FINANCIAL STATEMENTS OF
PRUCO LIFE SINGLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	PSF PGIM Government Money Market Portfolio (Class I)	PSF PGIM Total Return Bond Portfolio (Class I)	PSF PGIM Jennison Blend Portfolio (Class I)	PSF PGIM Flexible Managed Portfolio (Class I)	PSF PGIM 50/50 Balanced Portfolio (Class I)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

OPERATIONS
Net investment income (loss)	$54	$(4,175)	$(24,822)	$(11,099)	$(8,023)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	958	228,842	21,215	16,330
Net change in unrealized appreciation (depreciation) on investments	—	24,699	172,221	115,127	70,831
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	54	21,482	376,241	125,243	79,138

CONTRACT OWNER TRANSACTIONS
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	—	(39)	(279,935)	(20,234)	(17,009)
Net transfers between other subaccounts
or fixed rate option	—	89,291	217,088	—	—
Miscellaneous transactions	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER
TRANSACTIONS	—	89,252	(62,847)	(20,234)	(17,009)

TOTAL INCREASE (DECREASE) IN NET ASSETS	54	110,734	313,394	105,009	62,129

NET ASSETS
Beginning of period	1,998	270,805	1,883,623	1,061,021	734,839
End of period	$2,052	$381,539	$2,197,017	$1,166,030	$796,968

Beginning units	927	43,003	59,796	69,284	66,003
Units issued	—	13,894	7,608	—	1
Units redeemed	—	(6)	(7,860)	(1,306)	(1,496)
Ending units	927	56,891	59,544	67,978	64,508
The accompanying notes are an integral part of these financial statements.
A4

FINANCIAL STATEMENTS OF
PRUCO LIFE SINGLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	PSF PGIM Jennison Value Portfolio (Class I)	PSF PGIM High Yield Bond Portfolio (Class I)	PSF Natural Resources Portfolio (Class I)	PSF Stock Index Portfolio (Class I)	PSF Global Portfolio (Class I)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	4/11/2025**	12/31/2025	12/31/2025

OPERATIONS
Net investment income (loss)	$(2,732)	$(714)	$(826)	$(2,488)	$(2,548)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,662	213	54,691	1,834	4,009
Net change in unrealized appreciation (depreciation) on investments	33,264	4,679	(68,940)	31,181	37,231
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	32,194	4,178	(15,075)	30,527	38,692

CONTRACT OWNER TRANSACTIONS
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	—	—	—	—	(3,403)
Net transfers between other subaccounts
or fixed rate option	—	—	(217,085)	—	—
Miscellaneous transactions	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER
TRANSACTIONS	—	—	(217,085)	—	(3,403)

TOTAL INCREASE (DECREASE) IN NET ASSETS	32,194	4,178	(232,160)	30,527	35,289

NET ASSETS
Beginning of period	208,632	55,313	232,160	189,528	188,694
End of period	$240,826	$59,491	$—	$220,055	$223,983

Beginning units	10,068	7,273	13,567	7,532	19,096
Units issued	—	1	1	—	—
Units redeemed	—	—	(13,568)	—	(289)
Ending units	10,068	7,274	—	7,532	18,807
**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A5

FINANCIAL STATEMENTS OF
PRUCO LIFE SINGLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	PSF PGIM Government Income Portfolio (Class I)	PSF PGIM Jennison Growth Portfolio (Class I)	PSF Small-Cap Stock Index Portfolio (Class I)	AST Cohen & Steers Realty Portfolio	AST Large-Cap Equity Portfolio
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/24/2025*
	to	to	to	to	to
	4/25/2025**	12/31/2025	12/31/2025	01/24/2025**	12/31/2025

OPERATIONS
Net investment income (loss)	$(346)	$(3,545)	$(180)	$(37)	$(537)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	10,442	256,503	107	1,489	8
Net change in unrealized appreciation (depreciation) on investments	(7,801)	(211,220)	719	(729)	4,844
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,295	41,738	646	723	4,315

CONTRACT OWNER TRANSACTIONS
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	—	(292,788)	—	—	—
Net transfers between other subaccounts
or fixed rate option	(89,296)	—	—	(45,767)	45,767
Miscellaneous transactions	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER
TRANSACTIONS	(89,296)	(292,788)	—	(45,767)	45,767

TOTAL INCREASE (DECREASE) IN NET ASSETS	(87,001)	(251,050)	646	(45,044)	50,082

NET ASSETS
Beginning of period	87,001	358,019	14,778	45,044	—
End of period	$—	$106,969	$15,424	$—	$50,082

Beginning units	25,162	20,025	1,176	3,869	—
Units issued	—	—	—	—	4,589
Units redeemed	(25,162)	(14,723)	—	(3,869)	—
Ending units	—	5,302	1,176	—	4,589
*Date subaccount became available for investment.
**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A6

FINANCIAL STATEMENTS OF
PRUCO LIFE SINGLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	PSF PGIM Government Money Market Portfolio (Class I)	PSF PGIM Total Return Bond Portfolio (Class I)	PSF PGIM Jennison Blend Portfolio (Class I)	PSF PGIM Flexible Managed Portfolio (Class I)	PSF PGIM 50/50 Balanced Portfolio (Class I)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$71	$(3,298)	$(21,192)	$(10,904)	$(11,918)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	854	72,329	115,773	451,612
Net change in unrealized appreciation (depreciation) on investments	—	7,100	330,762	34,690	(308,781)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	71	4,656	381,899	139,559	130,913

CONTRACT OWNER TRANSACTIONS
Annuity payments	—	—	(70,451)	—	—
Surrenders, withdrawals and death benefits	—	(385)	(1,812)	(173,179)	(703,694)
Net transfers between other subaccounts
or fixed rate option	—	—	40,115	—	40,115
Miscellaneous transactions	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER
TRANSACTIONS	—	(385)	(32,148)	(173,179)	(663,579)

TOTAL INCREASE (DECREASE) IN NET ASSETS	71	4,271	349,751	(33,620)	(532,666)

NET ASSETS
Beginning of period	1,927	266,534	1,533,872	1,094,641	1,267,505
End of period	$1,998	$270,805	$1,883,623	$1,061,021	$734,839

Beginning units	928	43,065	60,780	81,718	127,299
Units issued	—	—	1,549	—	4,000
Units redeemed	(1)	(62)	(2,533)	(12,434)	(65,296)
Ending units	927	43,003	59,796	69,284	66,003

The accompanying notes are an integral part of these financial statements.
A7

FINANCIAL STATEMENTS OF
PRUCO LIFE SINGLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	PSF PGIM Jennison Value Portfolio (Class I)	PSF PGIM High Yield Bond Portfolio (Class I)	PSF Natural Resources Portfolio (Class I)	PSF Stock Index Portfolio (Class I)	PSF Global Portfolio (Class I)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(4,938)	$(669)	$(2,992)	$(2,768)	$(2,339)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	129,661	193	934	60,470	5,581
Net change in unrealized appreciation (depreciation) on investments	(54,120)	4,221	8,997	(13,377)	19,969
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	70,603	3,745	6,939	44,325	23,211

CONTRACT OWNER TRANSACTIONS
Annuity payments	—	—	—	(64,807)	—
Surrenders, withdrawals and death benefits	(215,562)	(157)	—	(20,001)	(6,944)
Net transfers between other subaccounts
or fixed rate option	—	—	—	—	—
Miscellaneous transactions	—	—	—	—	(25)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER
TRANSACTIONS	(215,562)	(157)	—	(84,808)	(6,969)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(144,959)	3,588	6,939	(40,483)	16,242

NET ASSETS
Beginning of period	353,591	51,725	225,221	230,011	172,452
End of period	$208,632	$55,313	$232,160	$189,528	$188,694

Beginning units	20,385	7,295	13,568	11,253	19,846
Units issued	—	—	—	—	—
Units redeemed	(10,317)	(22)	(1)	(3,721)	(750)
Ending units	10,068	7,273	13,567	7,532	19,096

The accompanying notes are an integral part of these financial statements.
A8

FINANCIAL STATEMENTS OF
PRUCO LIFE SINGLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	PSF PGIM Government Income Portfolio (Class I)	PSF PGIM Jennison Growth Portfolio (Class I)	PSF Small-Cap Stock Index Portfolio (Class I)	AST Cohen & Steers Realty Portfolio
	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(1,090)	$(4,156)	$(178)	$(840)
Capital gains distributions received	—	—	—	—
Net realized gain (loss) on shares redeemed	93	28,168	104	1,930
Net change in unrealized appreciation (depreciation) on investments	789	58,217	1,042	4,371
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(208)	82,229	968	5,461

CONTRACT OWNER TRANSACTIONS
Annuity payments	—	—	—	—
Surrenders, withdrawals and death benefits	—	(30,467)	—	(34,075)
Net transfers between other subaccounts
or fixed rate option	—	—	—	—
Miscellaneous transactions	—	25	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER
TRANSACTIONS	—	(30,442)	—	(34,075)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(208)	51,787	968	(28,614)

NET ASSETS
Beginning of period	87,209	306,232	13,810	73,658
End of period	$87,001	$358,019	$14,778	$45,044

Beginning units	25,162	22,138	1,176	6,665
Units issued	—	2	—	—
Units redeemed	—	(2,115)	—	(2,796)
Ending units	25,162	20,025	1,176	3,869

The accompanying notes are an integral part of these financial statements.
A9

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE SINGLE PREMIUM VARIABLE ANNUITY ACCOUNT

Note 1:    General

Pruco Life Single Premium Variable Annuity Account (the “Account”) was established under the laws of the State of Arizona on April 15, 1985 as a separate investment account of Pruco Life Insurance Company (“Pruco Life”), which is a wholly-owned subsidiary of The Prudential Insurance Company of America (“Prudential”). Prudential is a wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential Financial”). Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Pruco Life. Proceeds from purchases of Discovery Plus Annuity (the “contract” or "product") are invested in the Account. The portion of the Account’s assets applicable to the contract is not chargeable with liabilities arising out of any other business Pruco Life may conduct.

The Account is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is a funding vehicle for the contract. The contract offers the option to invest in various subaccounts listed below, each of which invests in a corresponding portfolio of either The Prudential Series Fund or the Advanced Series Trust (collectively, the "Portfolios").

The corresponding subaccount names are as follows:

PSF PGIM Government Money Market Portfolio (Class I)
PSF PGIM Total Return Bond Portfolio (Class I)
PSF PGIM Jennison Blend Portfolio (Class I)
PSF PGIM Flexible Managed Portfolio (Class I)
PSF PGIM 50/50 Balanced Portfolio (Class I)
PSF PGIM Jennison Value Portfolio (Class I)
PSF PGIM High Yield Bond Portfolio (Class I)
PSF Natural Resources Portfolio (Class I)*
PSF Stock Index Portfolio (Class I)
PSF Global Portfolio (Class I)
PSF PGIM Government Income Portfolio (Class I)*
PSF PGIM Jennison Growth Portfolio (Class I)
PSF Small-Cap Stock Index Portfolio (Class I)
AST Cohen & Steers Realty Portfolio*
AST Large-Cap Equity Portfolio
*Subaccount merged during the period ended December 31, 2025.

The following table sets forth the dates at which mergers took place in the Account. The transfers from the removed subaccounts to the surviving subaccounts for the period ended December 31, 2025 are reflected in the Statements of Changes in Net Assets as net transfers between subaccounts and purchases and sales in Note 5.

Merger Date	Removed Portfolio	Surviving Portfolio
January 24, 2025	AST Cohen & Steers Realty Portfolio	AST Large-Cap Equity Portfolio
April 11, 2025	PSF Natural Resources Portfolio (Class I)	PSF PGIM Jennison Blend Portfolio (Class I)
April 25, 2025	PSF PGIM Government Income Portfolio (Class I)	PSF PGIM Total Return Bond Portfolio (Class I)

New sales of the product which invests in the Account have been discontinued. However, premium payments made by contract owners will continue to be received by the Account, subject to the rules of the product and any optional benefits, if elected.

A10

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE SINGLE PREMIUM VARIABLE ANNUITY ACCOUNT—(Continued)
The Portfolios are open-end management investment companies, and each portfolio of The Prudential Series Fund and the Advanced Series Trust is managed by affiliates of Prudential. Each subaccount of the Account indirectly bears exposure to risks which may be interrelated and include, but are not limited to, the market, credit and liquidity risks of the portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolios. Additional information on these Portfolios is available upon request to the appropriate companies.

The Account is an independent accounting entity established by the resolution of the insurance company’s board of directors or trustees to engage in a single line of business for the insurance company’s variable contracts. The Account is comprised of multiple subaccounts to invest in its specific corresponding Portfolio. Each subaccount of the Account constitutes a single reportable segment because its separate financial information is available, regularly evaluated and used by the chief operating decision maker (“CODM”) to measure the segment’s performance, and also to assess the allocation of resources across the segments. The accounting policies of the segments is the same as those described in Note 2: Significant Accounting Policies.

The Account’s CODM is a group of executives that include the chief financial officer, the life company investment committee and the business leaders associated with each Account. Overall business decisions for the Account are made by this group of executives, including the investment strategy, capital allocation and expense structure of each subaccount, in accordance with the contract and applicable regulations. The measure of segment profit or loss is reported on the Statements of Operations as “Net Increase (Decrease) in Net Assets Resulting from Operations” and the measure of segment assets is reported as “Net Assets” on the Statements of Net Assets. Due to the nature of the business, the segment’s significant expenses are charges for mortality and expense risk, charges for administration and/or reimbursement for excess expenses which are reported separately on the Statements of Operations and/or Statements of Changes in Net Assets.

Note 2:    Significant Accounting Policies

The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services-Investment Companies, which is part of the generally accepted accounting principles in the United States of America (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The most significant estimates relate to the valuation of investments in the Portfolios. Subsequent events have been evaluated through the date these financial statements were issued, and no adjustment or disclosure is required in the financial statements.

Investments - The investments in shares of the Portfolios are stated at the reported net asset value per share of the respective Portfolios, which is based on the fair value of the underlying securities in the respective Portfolios. All changes in fair value are recorded as net change in unrealized appreciation (depreciation) on investments in the Statements of Operations of the applicable subaccounts.

Security Transactions - Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold. Realized gains and losses on security transactions are determined based upon the average cost method.

Dividend Income and Distributions Received - Dividend and capital gain distributions received are reinvested in additional shares of the Portfolios and are recorded on the ex-distribution date.

A11

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE SINGLE PREMIUM VARIABLE ANNUITY ACCOUNT—(Continued)
Note 3:    Fair Value Measurements
Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:
Level 1 - Fair value is based on unadjusted quoted prices in active markets for identical assets or liabilities that the Account can access.
Level 2 - Fair value is based on significant inputs, other than Level 1 inputs, that are observable for the investment, either directly or indirectly, for substantially the full term of the investment through corroboration with observable market data. Level 2 inputs include the reported net asset value per share of the underlying portfolio, quoted market prices in active markets for similar investments, quoted market prices in markets that are not active for identical or similar investments, and other market observable inputs.
Level 3 - Fair value is based on at least one significant unobservable input for the investment, which may require significant judgment or estimation in determining the fair value.
As of December 31, 2025, management determined that the fair value inputs for all of the Account’s investments, which consist solely of investments in open-end mutual funds registered with the SEC, were considered Level 2.

Note 4:    Taxes

Pruco Life is taxed as a “life insurance company” as defined by the Internal Revenue Code. The results of operations of the Account form a part of Prudential Financial’s consolidated federal tax return. No federal, state or local income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. Prudential management will review periodically the status of the policy in the event of changes in the tax law.

Note 5:    Purchases and Sales of Investments

The aggregate costs of purchases and proceeds from sales, excluding distributions received and reinvested, of investments in the Portfolios for the period ended December 31, 2025 were as follows:

	Purchases	Sales
PSF PGIM Government Money Market Portfolio (Class I)	$—	$26
PSF PGIM Total Return Bond Portfolio (Class I)	89,283	4,205
PSF PGIM Jennison Blend Portfolio (Class I)	217,058	304,727
PSF PGIM Flexible Managed Portfolio (Class I)	224	31,557
PSF PGIM 50/50 Balanced Portfolio (Class I)	77	25,108
PSF PGIM Jennison Value Portfolio (Class I)	—	2,732
PSF PGIM High Yield Bond Portfolio (Class I)	—	714
PSF Natural Resources Portfolio (Class I)	—	217,911
PSF Stock Index Portfolio (Class I)	—	2,488
PSF Global Portfolio (Class I)	—	5,952
PSF PGIM Government Income Portfolio (Class I)	—	89,642
PSF PGIM Jennison Growth Portfolio (Class I)	—	296,332
PSF Small-Cap Stock Index Portfolio (Class I)	—	180
AST Cohen & Steers Realty Portfolio	—	45,804
AST Large-Cap Equity Portfolio	45,767	537

A12

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE SINGLE PREMIUM VARIABLE ANNUITY ACCOUNT—(Continued)
Note 6:    Related Party Transactions

The Account has extensive transactions and relationships with Prudential and other affiliates. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties. Prudential Financial and its affiliates perform various services on behalf of the portfolios of The Prudential Series Fund and the Advanced Series Trust in which the Account invests and may receive fees for the services performed. These services include, among other things, investment management, subadvisory, shareholder communications, postage, transfer agency and various other record keeping, administrative and customer service functions.

The Prudential Series Fund has entered into a management agreement with PGIM Investments LLC ("PGIM Investments"), and the Advanced Series Trust has entered into a management agreement with PGIM Investments and AST Investment Services, Inc., both indirect, wholly-owned subsidiaries of Prudential Financial (together, the “Investment Managers”). Pursuant to these agreements, the Investment Managers have responsibility for all investment advisory services and supervise the subadvisers’ performance of such services with respect to each portfolio of The Prudential Series Fund and the Advanced Series Trust. The Investment Managers have entered into subadvisory agreements with several subadvisers, including PGIM, Inc., PGIM Limited, Jennison Associates LLC, and PGIM Quantitative Solutions LLC, each of which are indirect, wholly-owned subsidiaries of Prudential Financial.

The Prudential Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the Class I and Class II shares of the portfolios of The Prudential Series Fund. No distribution or service (12b-1) fees are paid to PIMS as distributor of the Class I shares of the portfolios of The Prudential Series Fund, which is the class of shares owned by the Account.

The Advanced Series Trust has a distribution agreement with Prudential Annuities Distributors, Inc. (“PAD”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the shares of each portfolio of the Advanced Series Trust. Distribution and service fees are paid to PAD by most portfolios of the Advanced Series Trust.

Prudential Mutual Fund Services LLC, an affiliate of the Investment Managers and an indirect, wholly-owned subsidiary of Prudential Financial, serves as the transfer agent of each portfolio of The Prudential Series Fund and the Advanced Series Trust.

Certain charges and fees of the portfolios of The Prudential Series Fund and the Advanced Series Trust may be waived and/or reimbursed by Prudential and its affiliates. Prudential and its affiliates reserve the right to discontinue these waivers/reimbursements at its discretion, subject to the contractual obligations of Prudential and its affiliates.

See The Prudential Series Fund and the Advanced Series Trust financial statements for further discussion of such expense and waiver/reimbursement arrangements. The subaccounts of the Account indirectly bear the expenses of the underlying portfolios of The Prudential Series Fund and the Advanced Series Trust in which it invests, including the related party expenses disclosed above.

A13

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE SINGLE PREMIUM VARIABLE ANNUITY ACCOUNT—(Continued)

Note 7:    Financial Highlights

A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios, excluding expenses of the underlying Portfolios, and total returns by subaccount is presented below for each of the five periods preceding December 31, 2025.

	At the period ended			For the period ended
	Units Outstanding (000s)	Unit Value	Net Assets (000s)	Investment Income Ratio*	Expense Ratio**	Total Return***
	PSF PGIM Government Money Market Portfolio (Class I)
December 31, 2025	1	$2.21	$2	3.96%	1.25%	2.78%
December 31, 2024	1	$2.15	$2	4.89%	1.25%	3.70%
December 31, 2023	1	$2.08	$2	4.63%	1.25%	3.59%
December 31, 2022	4	$2.01	$7	0.88%	1.25%	0.13%
December 31, 2021	10	$2.00	$20	0.04%	1.25%	-1.21%

	PSF PGIM Total Return Bond Portfolio (Class I)
December 31, 2025	57	$6.71	$382	0.00%	1.22%	6.50%
December 31, 2024	43	$6.30	$271	0.00%	1.22%	1.75%
December 31, 2023	43	$6.19	$267	0.00%	1.22%	5.98%
December 31, 2022	53	$5.84	$308	0.00%	1.22%	-15.84%
December 31, 2021	54	$6.94	$378	0.00%	1.23%	-1.96%

	PSF PGIM Jennison Blend Portfolio (Class I)
December 31, 2025	60	$36.90	$2,197	0.00%	1.19%	17.13%
December 31, 2024	60	$31.50	$1,884	0.00%	1.19%	24.82%
December 31, 2023	61	$25.24	$1,534	0.00%	1.19%	30.97%
December 31, 2022	61	$19.27	$1,172	0.00%	1.19%	-25.98%
December 31, 2021	64	$26.03	$1,659	0.00%	1.19%	18.94%

	PSF PGIM Flexible Managed Portfolio (Class I)
December 31, 2025	68	$17.15	$1,166	0.00%	1.03%	12.01%
December 31, 2024	69	$15.31	$1,061	0.00%	1.04%	14.32%
December 31, 2023	82	$13.40	$1,095	0.00%	1.04%	16.72%
December 31, 2022	93	$11.48	$1,072	0.00%	1.03%	-15.57%
December 31, 2021	161	$13.59	$2,193	0.00%	1.04%	16.16%

	PSF PGIM 50/50 Balanced Portfolio (Class I)
December 31, 2025	65	$12.35	$797	0.00%	1.07%	10.97%
December 31, 2024	66	$11.13	$735	0.00%	1.08%	11.82%
December 31, 2023	127	$9.96	$1,268	0.00%	1.08%	14.23%
December 31, 2022	161	$8.72	$1,399	0.00%	1.08%	-15.60%
December 31, 2021	204	$10.33	$2,111	0.00%	1.08%	12.16%

	PSF PGIM Jennison Value Portfolio (Class I)
December 31, 2025	10	$23.92	$241	0.00%	1.25%	15.43%
December 31, 2024	10	$20.72	$209	0.00%	1.25%	19.46%
December 31, 2023	20	$17.35	$354	0.00%	1.25%	13.78%
December 31, 2022	23	$15.25	$351	0.00%	1.25%	-9.03%
December 31, 2021	23	$16.76	$385	0.00%	1.25%	26.21%

	PSF PGIM High Yield Bond Portfolio (Class I)
December 31, 2025	7	$8.18	$59	0.00%	1.25%	7.55%
December 31, 2024	7	$7.60	$55	0.00%	1.25%	7.26%
December 31, 2023	7	$7.09	$52	0.00%	1.25%	10.44%
December 31, 2022	10	$6.42	$67	0.00%	1.25%	-12.34%
December 31, 2021	10	$7.32	$76	0.00%	1.25%	6.59%

	PSF Natural Resources Portfolio (Class I) (merged April 11, 2025)
December 31, 2025	—	$16.00	$—	0.00%	1.25%	-6.49%
December 31, 2024	14	$17.11	$232	0.00%	1.25%	3.08%
December 31, 2023	14	$16.60	$225	0.00%	1.25%	0.72%
December 31, 2022	34	$16.48	$564	0.00%	1.25%	20.53%
December 31, 2021	34	$13.67	$468	0.00%	1.25%	23.95%

A14

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE SINGLE PREMIUM VARIABLE ANNUITY ACCOUNT—(Continued)

	At the period ended			For the period ended
	Units Outstanding (000s)	Unit Value	Net Assets (000s)	Investment Income Ratio*	Expense Ratio**	Total Return***
	PSF Stock Index Portfolio (Class I)
December 31, 2025	8	$29.21	$220	0.00%	1.25%	16.11%
December 31, 2024	8	$25.16	$190	0.00%	1.25%	23.10%
December 31, 2023	11	$20.44	$230	0.00%	1.25%	24.36%
December 31, 2022	14	$16.44	$230	0.00%	1.25%	-19.35%
December 31, 2021	15	$20.38	$312	0.00%	1.25%	26.69%

	PSF Global Portfolio (Class I)
December 31, 2025	19	$11.91	$224	0.00%	1.25%	20.52%
December 31, 2024	19	$9.88	$189	0.00%	1.25%	13.72%
December 31, 2023	20	$8.69	$172	0.00%	1.25%	18.12%
December 31, 2022	25	$7.36	$187	0.00%	1.25%	-19.80%
December 31, 2021	26	$9.17	$234	0.00%	1.25%	16.76%

	PSF PGIM Government Income Portfolio (Class I) (merged April 25, 2025)
December 31, 2025	—	$3.55	$—	0.00%	1.25%	2.64%
December 31, 2024	25	$3.46	$87	0.00%	1.25%	-0.24%
December 31, 2023	25	$3.47	$87	0.00%	1.25%	3.80%
December 31, 2022	25	$3.34	$84	0.00%	1.25%	-14.52%
December 31, 2021	25	$3.91	$98	0.00%	1.25%	-4.37%

	PSF PGIM Jennison Growth Portfolio (Class I)
December 31, 2025	5	$20.18	$107	0.00%	1.25%	12.85%
December 31, 2024	20	$17.88	$358	0.00%	1.25%	29.25%
December 31, 2023	22	$13.83	$306	0.00%	1.25%	51.62%
December 31, 2022	27	$9.12	$248	0.00%	1.25%	-38.37%
December 31, 2021	30	$14.80	$439	0.00%	1.25%	14.57%

	PSF Small-Cap Stock Index Portfolio (Class I)
December 31, 2025	1	$13.12	$15	0.00%	1.25%	4.38%
December 31, 2024	1	$12.57	$15	0.00%	1.25%	7.01%
December 31, 2023	1	$11.75	$14	0.00%	1.25%	14.31%
December 31, 2022	4	$10.28	$38	0.00%	1.25%	-17.41%
December 31, 2021	4	$12.44	$46	0.00%	1.25%	24.78%

	AST Cohen & Steers Realty Portfolio (merged January 24, 2025)
December 31, 2025	—	$11.83	$—	0.00%	1.25%	1.61%
December 31, 2024	4	$11.64	$45	0.00%	1.25%	5.34%
December 31, 2023	7	$11.05	$74	0.00%	1.25%	10.70%
December 31, 2022	8	$9.98	$78	0.00%	1.25%	-26.29%
December 31, 2021	—	$—	$—	0.00%	0.00%	0.00%

	AST Large-Cap Equity Portfolio (available January 24, 2025)
December 31, 2025	5	$10.91	$50	0.00%	1.25%	9.43%
December 31, 2024	—	$—	$—	0.00%	0.00%	0.00%
December 31, 2023	—	$—	$—	0.00%	0.00%	0.00%
December 31, 2022	—	$—	$—	0.00%	0.00%	0.00%
December 31, 2021	—	$—	$—	0.00%	0.00%	0.00%

A15

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE SINGLE PREMIUM VARIABLE ANNUITY ACCOUNT—(Continued)

*
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Portfolios, net of management fees assessed by the fund manager, divided by the average daily net assets. These ratios exclude those expenses, such as mortality and expense risk and administration charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Portfolios in which the subaccount invests.

**
These amounts represent the annualized contract expenses of the Account, consisting primarily of mortality and expense risk and administration charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Portfolios are excluded. Expense ratio is net of the reimbursement for excess expenses. In the absence of the reimbursement for excess expenses, the expense ratio would be higher.

***
These amounts represent the total returns for the periods indicated, including changes in the value of the underlying Portfolios, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Contract owners may experience different total returns based on their investment options. Subaccounts with a date notation indicate the effective date of that subaccount in the Account. Total returns for periods less than one year are not annualized. The total return is calculated for each of the five periods preceding December 31, 2025 or for the periods indicated within. Total return may reflect the reimbursement for excess expenses. In the absence of the reimbursement for excess expenses, the total return would be lower.

Note 8:    Charges and Expenses

The following represents the various charges and expenses of the Account which are paid to Pruco Life.

A.Mortality and Expense Risk Charges

The mortality and expense risk charges, at an effective annual rate of 0.90%, are applied daily against the net assets of each subaccount. Mortality risk is the risk that contract owners may live longer than estimated and expense risk is the risk that the cost of issuing and administering the contract may exceed related charges assessed by Pruco Life. These charges are assessed through a reduction in unit values.

B.Administration Charge

The administration charge, at an effective annual rate of 0.35%, is applied daily against the net assets of each subaccount. Administration charge includes costs associated with issuing the contract, establishing and maintaining records, and providing reports to contract owners. This charge is assessed through a reduction in unit values.

C.Reimbursement For Excess Expenses

Expenses, including a management fee charged by PGIM Investments, are incurred by each portfolio of The Prudential Series Fund. PSF PGIM Government Money Market Portfolio (Class I), PSF PGIM Total Return Bond Portfolio (Class I), PSF PGIM Jennison Blend Portfolio (Class I), PSF PGIM Flexible Managed Portfolio (Class I) and PSF PGIM 50/50 Balanced Portfolio (Class I) subaccounts of the Account are reimbursed by Pruco Life for expenses indirectly incurred through their investment in the respective portfolios of The Prudential Series Fund when such expenses exceed 0.40% of the average daily net assets of the respective portfolios of The Prudential Series Fund. During the period ended December 31, 2025, there was a reimbursement for excess expenses for certain subaccounts as noted in the Statements of Operations.

A16

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE SINGLE PREMIUM VARIABLE ANNUITY ACCOUNT—(Continued)
Note 9:    Other

Accumulation units are the contract owner's interest allocated to the variable account during the accumulation period of the contract.

Annuity payments represent transfers to the general account at the time of contract annuitization which are used to establish the fixed payout account from which future annuity payments are distributed under the terms of the contract.

Surrenders, withdrawals and death benefits are payments to contract owners and beneficiaries made under the terms of the contract, including amounts that contract owners have requested to be withdrawn or paid to them.

Net transfers between other subaccounts or fixed rate option are amounts that contract owners have directed to be moved among subaccounts, including permitted transfers to and from the guaranteed interest account.

Miscellaneous transactions primarily represent timing related adjustments on contract owner transactions, such as premiums, surrenders, transfers, etc. which are funded by the general account in order to maintain appropriate contract owner account balances.

A17

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Pruco Life Insurance Company and the Contract Owners of Pruco Life Single Premium Variable Annuity Account

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts of Pruco Life Single Premium Variable Annuity Account indicated in the table below as of the dates indicated in the table below, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Pruco Life Single Premium Variable Annuity Account as of the dates indicated in the table below, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

PSF PGIM Government Money Market Portfolio (Class I) (1)	PSF Stock Index Portfolio (Class I) (1)
PSF PGIM Total Return Bond Portfolio (Class I) (1)	PSF Global Portfolio (Class I) (1)
PSF PGIM Jennison Blend Portfolio (Class I) (1)	PSF PGIM Government Income Portfolio (Class I) (3)
PSF PGIM Flexible Managed Portfolio (Class I) (1)	PSF PGIM Jennison Growth Portfolio (Class I) (1)
PSF PGIM 50/50 Balanced Portfolio (Class I) (1)	PSF Small-Cap Stock Index Portfolio (Class I) (1)
PSF PGIM Jennison Value Portfolio (Class I) (1)	AST Cohen & Steers Realty Portfolio (4)
PSF PGIM High Yield Bond Portfolio (Class I) (1)	AST Large-Cap Equity Portfolio (5)
PSF Natural Resources Portfolio (Class I) (2)
(1) Statement of net assets as of December 31, 2025, statement of operations for the year ended December 31, 2025 and statement of changes in net assets for the years ended December 31, 2025 and 2024.
(2) Statement of net assets as of April 11, 2025 (date of merger), statement of operations for the period January 1, 2025 to April 11, 2025 (date of merger) and statement of changes in net assets for the period January 1, 2025 to April 11, 2025 (date of merger) and for the year ended December 31, 2024.

(3) Statement of net assets as of April 25, 2025 (date of merger), statement of operations for the period January 1, 2025 to April 25, 2025 (date of merger) and statement of changes in net assets for the period January 1, 2025 to April 25, 2025 (date of merger) and for the year ended December 31, 2024.

(4) Statement of net assets as of January 24, 2025 (date of merger), statement of operations for the period January 1, 2025 to January 24, 2025 (date of merger) and statement of changes in net assets for the period January 1, 2025 to January 24, 2025 (date of merger) and for the year ended December 31, 2024.

(5) Statement of net assets as of December 31, 2025, statement of operations and statement of changes in net assets for the period January 24, 2025 (commencement of operations) to December 31, 2025.

Basis for Opinions

These financial statements are the responsibility of the Pruco Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Pruco Life Single Premium Variable Annuity Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Pruco Life Single Premium Variable Annuity Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments
A18

owned as of December 31, 2025 by correspondence with the transfer agent of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 21, 2026

We have served as the auditor of one or more of the subaccounts of Pruco Life Single Premium Variable Annuity Account since at least 2013. We have not been able to determine the specific year we began serving as auditor of one or more of the subaccounts of Pruco Life Single Premium Variable Annuity Account.
A19